OTHER OPERATING INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Unforgiven loans amount		$ 2,905
Forgiveness amount		4,520
Amount received from Provider Relief Fund		225
Paycheck Protection Program Loan [Member]
Statement Line Items [Line Items]
Forgiveness amount	$ 244	$ 1,615